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JP Morgan High Yield Research Enhanced ETF Supplement
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Research Enhanced ETF
(formerly JPMorgan Disciplined High Yield ETF)
(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 9, 2019,
to the Summary Prospectus and Prospectus dated September 9, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for the Fund. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of the Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Fund. In addition, if approved, this agreement would replace the Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in the Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, the Fund is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for the Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless the Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of the Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of the Fund and bring the Fund in line with industry practice, potentially improving their marketability.

Shareholders of the Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that originally took place on August 22, 2019, but which was adjourned to September 17, 2019 because quorum for the Proposal was not approved by Fund shareholders. If you own shares of the Fund as of the record date for the special meeting of shareholders, you should have received (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for the Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019, or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of the Fund, these changes will not take effect and the Current Agreements will remain in place for the Fund.

Changes to the Annual Fund Operating Expenses. If the Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for the Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

JPMorgan Disciplined High Yield ETF
Management Fee	0.24%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%

*
The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. The Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE